UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

           80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares							Value
		MUTUAL FUNDS - 66.1%
		ASSET ALLOCATION FUND - 6.1%
426,352		SEI Institutional Managed Multi-Asset Income Fund					$ 4,625,914

		DEBT FUND - 50.7%
31,968		DoubleLine Total Return Bond Fund I					362,521
424,250		Forward Select Income Institutional Fund					10,962,630
182,216		Guggenheim Macro Opportunities Institutional Fund					5,027,332
288,351		Ivy High Income Fund I					2,514,418
402,901		MainStay High Yield Opportunities Fund I					4,951,652
168,634		Nuveen Preferred Securities Fund I					2,994,941
170,370		Osterweis Strategic Income Fund					2,020,590
94,162		PIMCO Credit Absolute Return Instiutional Fund					1,007,533
203,389		PIMCO Income Institutional Fund					2,550,497
75,330		Principal Preferred Securities Fund					805,273
524,109		Transamerica Flexible Income I					4,989,518
							38,186,905
		EQUITY FUND - 9.3%
52,866		Franklin International Smaller Companies Growth Fund					951,057
80,386		Invesco European Small Company Fund Y					983,119
55,136		Templeton Frontier Markets Fund					938,421
1,440,157		Wasatch Frontier Emerging Small Countries Fund					4,118,849
							6,991,446

		TOTAL MUTUAL FUNDS (Cost - $49,226,418)					49,804,265

		SHORT-TERM INVESTMENTS - 33.9%
		MONEY MARKET FUND - 33.9%
25,545,655		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.09% (Cost - $25,545,655) *,+					25,545,655

		TOTAL INVESTMENTS - 100% (Cost - $74,772,073) (a)					$ 75,349,920
		LIABITIES IN EXCESS OF OTHER ASSETS - 0.0%					(16,976)
		NET ASSETS - 100.0%					$ 75,332,944

	*	Variable rate security. Interest rate is as of March 31, 2013.
	+	All or part of the security was held as collateral for swaps outstanding as of March 31, 2013.
	(a)

 Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $74,772,073 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:			$ 670,296
				Unrealized Depreciation:			(92,449)
				Net Unrealized Appreciation:			$ 577,847

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
TOTAL RETURN SWAPS
Reference Entity		Number of Shares	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
COHEN & STEERS PR SEC&INC-I		4,200,000	1,030,169	1-Mth USD_LIBOR plus 30 bp	4/22/2014	CS	$ (50,999)
DWS FLOATING RATE MUTUAL FUND		600,000	210,748	1-Mth USD_LIBOR plus 30 bp	2/24/2014	CS	(1,215)
DWS FLOATING RATE MUTUAL FUND		600,000	211,193	1-Mth USD_LIBOR plus 30 bp	2/28/2014	CS	3,526
DWS FLOATING RATE MUTUAL FUND		3,000,000	1,051,525	1-Mth USD_LIBOR plus 30 bp	2/25/2014	CS	(24,970)
OSTERWEIS STRATEGIC INCOME FUND		3,000,000	849,618	1-Mth USD_LIBOR plus 30 bp	2/25/2014	CS	51,495
OSTERWEIS STRATEGIC INCOME FUND		600,000	169,779	1-Mth USD_LIBOR plus 30 bp	2/28/2014	CS	8,660
OSTERWEIS STRATEGIC INCOME FUND		750,000	210,970	1-Mth USD_LIBOR plus 30 bp	2/21/2014	CS	(1,697)
OSTERWEIS STRATEGIC INCOME FUND		1,800,000	505,476	1-Mth USD_LIBOR plus 30 bp	4/7/2014	CS	(11,392)
OSTERWEIS STRATEGIC INCOME FUND		1,800,000	504,626	1-Mth USD_LIBOR plus 30 bp	4/8/2014	CS	(21,048)
PIMCO INCOME FUND;INSTITUTIONAL		600,000	158,983	1-Mth USD_LIBOR plus 30 bp	2/28/2014	CS	(11,281)
PIMCO INCOME FUND;INSTITUTIONAL		1,490,413	394,916	1-Mth USD_LIBOR plus 30 bp	2/25/2014	CS	(28,350)
							$ (87,271)
CS- Credit Suisse Securities (Europe) Limited

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 49,804,265	$ -	$ -	$ 49,804,265
Money Market Funds	25,545,655	-	-	25,545,655

Total Assets	$ 75,349,920	$ -	$ -	$ 75,349,920
Liabilities
Swaps	$ -	$ 87,271	$ -	$ 87,271
+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

6/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

6/4/13

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

6/4/13